TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Israeli corporate tax rate	23.00%	23.00%	23.00%
Net operating losses	$ 79,386
ISRAEL
Israeli corporate tax rate	23.00%	23.00%	23.00%